Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

		Other intangibles assets
	Goodwill	License and software rights	Intangible in process	Total
Cost -
Balance at January 1, 2015	$20,380	$37,663	$24,474	$82,517
Additions	—	121	19,297	19,418
Disposals	—	(65)	—	(65)
Reclassifications	—	26,090	(26,090)	—

Balance at December 31, 2015	20,380	63,809	17,681	101,870
Additions	—	73	14,401	14,474
Disposals	—	(1,546)	—	(1,546)
Impairment loss	—	—	(5,931)	(5,931)
Reclassifications	—	11,813	(10,073)	1,740

Balance at December 31, 2016	20,380	74,149	16,078	110,607
Additions	—	1,783	16,898	18,681
Disposals	—	(4,891)	—	(4,891)
Reclassifications	—	3,642	(2,085)	1,557

Balance at December 31, 2017	20,380	74,683	30,891	125,954
Amortization -
Balance at January 1, 2015	$—	$(25,222)	$—	$(25,222)
Amortization for the year	—	(7,287)	—	(7,287)
Disposals	—	65	—	65

Balance at December 31, 2015	—	(32,444)	—	(32,444)
Amortization for the year	—	(10,207)	—	(10,207)
Disposals	—	1,546	—	1,546

Balance at December 31, 2016	—	(41,105)	—	(41,105)
Amortization for the year	—	(8,628)	—	(8,628)
Disposals	—	4,894	—	4,894

Balance at December 31, 2017	—	(44,839)	—	(44,839)
Carrying amounts -
At December 31, 2015	$20,380	$31,365	$17,681	$69,426

At December 31, 2016	$20,380	$33,044	$16,078	$69,502

At December 31, 2017	$20,380	$29,844	$30,891	$81,115